RESTRUCTURING AND IMPAIRMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 10 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2015	2014	2015	2014

	U.S. $ in millions

Impairments of long-lived assets	$187	$151	$333	$208
Contingent consideration	67	(21)	329	(26)
Acquisition expenses	61	1	194	11
Restructuring	70	30	121	166
Other	(1)	3	(9)	5

Total	$384	$164	$968	$364